Write-down and loss on sale of vessels - Net (Loss) Gain on Sale of Vessels, Equipment and Other Operating Assets (Detail) $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2022 vessel	Jan. 31, 2022 vessel	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2021 USD ($) vessel	Dec. 31, 2020 USD ($) vessel
Property, Plant and Equipment [Line Items]
Write-down / sales of vessels			$ (21,863)	$ 92,368	$ 149,238
Teekay Parent [Member] | FPSO | FPSO
Property, Plant and Equipment [Line Items]
Number Of Vessels Impaired | vessel				1	1
Teekay Parent [Member] | FPSO | Fpso 2
Property, Plant and Equipment [Line Items]
Number Of Vessels Sold | vessel			1
Teekay Parent [Member] | Offshore Production | FPSO
Property, Plant and Equipment [Line Items]
Asset Impairment Charges			$ 0	$ 0	$ (33,495)
Gain (Loss) on Disposition of Assets			(12,975)	0
Teekay Parent [Member] | Offshore Production | Fpso 2
Property, Plant and Equipment [Line Items]
Asset Impairment Charges					(37,198)
Teekay Parent [Member] | Other | Operating Right Of Use Asset
Property, Plant and Equipment [Line Items]
Asset Impairment Charges			0	$ 0	(9,100)
Teekay Tankers | Suezmax
Property, Plant and Equipment [Line Items]
Number Of Vessels Impaired | vessel				3
Number Of Vessels Sold | vessel		1
Teekay Tankers | Aframax Tanker [Member]
Property, Plant and Equipment [Line Items]
Asset Impairment Charges					$ (65,400)
Number Of Vessels Sold | vessel	1
Teekay Tankers | LR2 and Aframax Tankers
Property, Plant and Equipment [Line Items]
Number Of Vessels Impaired | vessel				4	9
Number Of Vessels Sold | vessel		1
Teekay Tankers | Tankers [Member] | Suezmax Tankers 2
Property, Plant and Equipment [Line Items]
Number Of Vessels Sold | vessel				3
Teekay Tankers | Conventional Tankers
Property, Plant and Equipment [Line Items]
Asset Impairment Charges			0	$ 0
Gain (Loss) on Disposition of Assets					$ 3,081
Teekay Tankers | Conventional Tankers | Operating Right Of Use Asset
Property, Plant and Equipment [Line Items]
Asset Impairment Charges			(1,066)	(715)	(2,881)
Teekay Tankers | Conventional Tankers | Suezmax
Property, Plant and Equipment [Line Items]
Asset Impairment Charges			$ 0	(66,916)	0
Number Of Vessels Impaired | vessel			4
Teekay Tankers | Conventional Tankers | Aframax Tanker [Member]
Property, Plant and Equipment [Line Items]
Asset Impairment Charges			$ 0	$ (4,314)	(4,936)
Number Of Vessels Impaired | vessel			2	2
Teekay Tankers | Conventional Tankers | LR2 Tanker
Property, Plant and Equipment [Line Items]
Asset Impairment Charges			$ 0	$ (18,381)	0
Number Of Vessels Impaired | vessel			3
Teekay Tankers | Conventional Tankers | Aframax Tanker 2
Property, Plant and Equipment [Line Items]
Asset Impairment Charges			$ 0	$ 0	(25,869)
Number Of Vessels Impaired | vessel				4
Teekay Tankers | Conventional Tankers | Aframax Tanker 3
Property, Plant and Equipment [Line Items]
Asset Impairment Charges			0	$ 0	(22,579)
Number Of Vessels Impaired | vessel				2
Teekay Tankers | Conventional Tankers | Aframax Tanker 4
Property, Plant and Equipment [Line Items]
Asset Impairment Charges			$ 0	$ (2,042)	(13,634)
Number Of Vessels Impaired | vessel			2	2
Teekay Tankers | Conventional Tankers | Suezmax Tankers 2
Property, Plant and Equipment [Line Items]
Gain (Loss) on Disposition of Assets			$ 0	$ 0	(2,627)
Teekay Tankers | Conventional Tankers | Suezmax and Aframax Vessels
Property, Plant and Equipment [Line Items]
Gain (Loss) on Disposition of Assets			$ (9,954)	$ 0	$ 0
Teekay Tankers | Conventional Tankers | LR2 and Aframax Tankers
Property, Plant and Equipment [Line Items]
Number Of Vessels Sold | vessel			3
Teekay Tankers | Conventional Tankers | Suezmax Tanker
Property, Plant and Equipment [Line Items]
Number Of Vessels Sold | vessel			1